INVESTMENTS - SCHEDULE OF OTHER THAN TEMPORARY IMPAIRMENT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ (11.8)		$ 23.4
Available-for-sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit losses on fixed maturity securities, available for sale, beginning of period	(6.1)		(27.2)		(0.6)
Add: credit losses on other-than-temporary impairments not previously recognized	(1.1)		(1.7)		(20.7)
Less: credit losses on securities sold	5.2		33.3		5.4
Less: credit losses on securities impaired due to intent to sell	0	[1]	1.9	[1]	0	[1]
Add: credit losses on previously impaired securities	0		(12.4)		(11.3)
Less: increases in cash flows expected on previously impaired securities	0		0		0
Credit losses on fixed maturity securities, available for sale, end of period	$ (2.0)		$ (6.1)		$ (27.2)

[1]	Represents securities for which the amount previously recognized in accumulated other comprehensive income was recognized in earnings because we intend to sell the security or we more likely than not will be required to sell the security before recovery of its amortized cost basis.